Non-Controlling Interest	9 Months Ended
Jul. 31, 2022
Non-Controlling Interest [Abstract]
Non-Controlling Interest	Non-Controlling InterestOn January 26, 2022, the Company entered into a joint venture agreement with ECO STOR AS (“ECO STOR”) and Morrow Batteries AS (“Morrow”) to form Li-Cycle Norway AS which will construct a new commercial lithium-ion battery recycling facility in southern Norway. Li-Cycle is the majority owner of Li-Cycle Norway AS with 67% ownership, with ECO STOR and Morrow being minority owners and Nordic-headquartered strategic partners with 31% and 2%
ownership, respectively. These holdings allow the shareholders to nominate 2 Directors, 1 Director, and 1 observer respectively with their ownership holdings.

Summarized financial information for Li-Cycle Norway AS is as follows:

July 31, 2022
$
Current assets	1,049,799
Current liabilities	249,951
Net assets	799,848
Net assets attributable to non-controlling interest	263,950

	Three months ended July 31, 2022	Nine months ended July 31, 2022
	$	$
Revenue	—	—
Expenses	128,413	200,151
Net loss	(128,413)	(200,151)
Net loss attributable to non-controlling interest	(42,376)	(66,050)